SEGMENTED INFORMATION	12 Months Ended
Nov. 30, 2021
SEGMENTED INFORMATION

31.  SEGMENTED INFORMATION

During the years ended November 30, 2020 and 2019, the Company had two offices: a head-office in Vancouver, BC, and Majesco’s office in New York, New York. During the year ended November 30, 2021, the Company had three offices: a head office in Vancouver, BC, a satellite office in Toronto, ON, and IndieFlix’s office in Seattle, Washington. In evaluating performance, management does not distinguish or group its sales and cost of sales on a geographic basis. Upon the acquisition of the Platform coding during the year ended November 30, 2020, the Company determined it has two reportable operating segments: the investment in film and television entertainment and the investment in video games.

Revenue derived in the Company’s film and television entertainment and video games segments is earned from a large number of customers located throughout the world but mostly located in the United States of America. During the year ended November 30, 2021, one customer accounted for 43% of the Company’s sales.

Below summarizes the Company’s reportable operating segments for year ended November 30, 2021.

	Film and Television Entertainment	Video Games	Total
	$	$	$
Segment Information
Revenue	761,009	6,781	767,790
Cost of sales	(532,210)	(239,335)	(771,545)
Operating expenses	(464,044)	(145,813)	(609,857)
Other income (expenses)	(3,324,000)	(1,383,196)	(4,707,196)
Tax recovery	7,765	-	7,765
Segment profit (loss)	(3,551,480)	(1,761,563)	(5,313,043)

Corporate expenses:
Operating expenses			(5,520,298)
Other income (expenses)			(1,946,030)
Comprehensive loss for the year			(12,779,371)

Capital expenditures	-	-	-

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2020.

	Film and Television Entertainment	Video Games	Total
	$	$	$
Segment Information
Revenue	12,409	23,078	35,487
Cost of sales	(41,435)	(527,277)	(568,712)
Operating expenses	(378,988)	(95,869)	(474,857)
Discontinued operations	-	(2,081,088)	(2,081,088)
Segment profit (loss)	(408,014)	(2,681,156)	(3,089,170)

Corporate expenses:
Operating expenses			(5,425,326)
Other income (expenses)			2,405,111
Comprehensive loss for the year			(6,109,385)

Capital expenditures	3,325,000	-	3,325,000

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2019.

	Film and Television Entertainment	Video Games	Total
	$	$	$
Segment Information
Revenue	-	20,427	20,427
Cost of sales	-	(1,380,872)	(1,380,872)
Operating expenses	-	(75,397)	(75,397)
Other income (expenses)	-	147,049	147,049
Discontinued operations	-	(67,447)	(67,447)
Segment profit (loss)	-	(1,356,240)	(1,356,240)

Corporate expenses:
Operating expenses			(4,070,653)
Other income (expenses)			(435,116)
Tax recovery			122,201
Comprehensive loss for the year			(5,739,808)

Capital expenditures	-	-	-